Segment - Summary of long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment
Long-lived assets	$ 329	$ 1,165
PRC
Segment
Long-lived assets	231	858
Hong Kong
Segment
Long-lived assets	92	300
Others
Segment
Long-lived assets	$ 6	$ 7